Significant accounting policies and judgements (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure Of List Of Accounting Policies [Abstract]
General information
General information
Polestar Automotive Holding UK PLC (formerly known as Polestar Automotive Holding UK Limited) (the “Parent”), together with its subsidiaries, hereafter referred to as “Polestar,” “Polestar Group” and the “Group,” is a limited company incorporated in the United Kingdom. Polestar Group operates principally in the automotive industry, engaging in research and development, manufacturing, branding and marketing, and the commercialization and selling of vehicles, technology solutions and services related to battery electric vehicles. Polestar Group has a presence in 27 markets across Europe, North America, and Asia. Polestar Group has its management headquarters located at Assar Gabrielssons väg 9, 405 31 Göteborg, Sweden.

Merger with Gores Guggeinheim, Inc.
Merger with Gores Guggenheim, Inc.
Gores Guggenheim, Inc. (“GGI”) was a special purpose acquisition company (“SPAC”) formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or a similar business combination. GGI was incorporated in Delaware on December 21, 2021 and completed its initial public offering (“IPO”) on March 25, 2021.
On September 27, 2021, GGI entered into a Business Combination Agreement (“BCA”) with Polestar Automotive Holding Limited, a Hong Kong incorporated company (“Former Parent”), Polestar Automotive (Singapore) Pte. Ltd., a private company limited by shares in Singapore (“Polestar Singapore”), Polestar Holding AB, a private limited liability company incorporated under the laws of Sweden (“Polestar Sweden”), Polestar Automotive Holding UK Limited, a limited company incorporated under the laws of England and Wales and a direct wholly owned subsidiary of the Former Parent, and PAH UK Merger Sub Inc., a Delaware corporate and a direct wholly owned subsidiary of the Parent (“US Merger Sub”).
On June 23, 2022 (“Closing”), the Former Parent consummated a reverse recapitalization pursuant to the terms and conditions of the BCA. At the Closing, Polestar Holding AB and its subsidiaries became wholly owned subsidiaries of Parent. US Merger Sub merged with GGI, pursuant to which the separate corporate existence of US Merger Sub ceased and GGI became a wholly owned subsidiary of the Parent.
Basis of preparation
Basis of preparation
The Consolidated Financial Statements in this annual report of Polestar Group are prepared in accordance with the IFRS issued by the International Accounting Standards Board (“IASB”). The Consolidated Financial Statements have been prepared on the historical cost basis, except for the revaluation of certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the accounting policies below. For group financial reporting purposes, Polestar Group companies apply the same accounting principles, irrespective of national legislation, as defined in the Group accounting directives. Such accounting principals have been applied consistently for all periods, unless otherwise stated.
This annual report is prepared in the presentation currency, U.S. Dollar (“USD”). All amounts are stated in thousands of USD (“TUSD”), unless otherwise stated.
Periods discussed prior to June 23, 2022 represent the operations of Polestar Automotive Holding Limited and its consolidated subsidiaries.
Going concern
Going Concern
Polestar Group’s financial statements have been prepared on a basis that assumes Polestar Group will continue as a going concern and the ordinary course of business will continue in alignment with Management’s 2023-2027 business plan.
Management assessed Polestar Group’s ability to continue as a going concern and evaluated whether there are certain events or conditions, considered in the aggregate, that may cast substantial doubt about Polestar Group’s ability to continue as a going concern. All information available to Management pertaining to the twelve-month period after the issuance date of these Consolidated Financial Statements was used in performing this assessment.
Historically, Polestar Group has financed its operations primarily through short-term working capital loan arrangements with credit institutions (i.e., 12 months or less), contributions from shareholders, and extended trade credit from related parties. Since inception, Polestar Group has generated recurring net losses and negative operating and investing cash flows. Net losses for the years ended December 31, 2022, 2021 and 2020, amounted to $465,789, $1,007,454, and $484,858, respectively. Negative operating and investing cash flows for the years ended December 31, 2022, 2021 and 2020, amounted to $1,799,396, $441,828, and $300,757, respectively. Management forecasts that Polestar Group will continue to generate negative operating and investing cash flows in the near future, until sustainable commercial operations are achieved. Securing financing to support operating and development activities represents an ongoing challenge for Polestar Group.
Management’s 2023-2027 business plan indicates that Polestar Group depends on additional financing that is expected to be funded via a combination of new short-term working capital loan arrangements, long-term loan arrangements, shareholder loans with related parties, and executing capital market transactions through offerings of debt and/or equity. The timely realization of these financing endeavors is crucial for Polestar Group’s ability to continue as a going concern. If Polestar is unable to obtain financing from these sources or if such financing is not sufficient to cover forecasted operating and investing cash flow needs, Polestar Group will need to seek additional funding through other means (e.g., issuing new shares of equity or issuing bonds). Management has no certainty that Polestar Group will be successful in securing the funds necessary to continue operating and development activities as planned.
Based on these circumstances, Management has determined there is substantial doubt about Polestar Group’s ability to continue as a going concern. There are ongoing efforts in place to mitigate the uncertainty. The Consolidated Financial Statements do not include any adjustments to factor for the going concern uncertainty.
Adoption of new and revised standards
Adoption of new and revised standards
Effects of new and amended IFRS
Management has concluded the adoption of any of the below accounting pronouncements has not or will not have a material impact on the Group’s financial statements.
In May 2020, the IASB issued amendments to IAS 16 - Property, Plant and Equipment. The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the cost of producing those items, in profit or loss. This became effective annual reporting period beginning on January 1, 2022 and does not have a material effect on the Groups financial statements.
In May 2020, the IASB issued amendments to IAS 37 related to onerous contracts - cost to fulfilling a contract. The amendments specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract.' Costs that relate directly to a contract can either be incremental costs of fulfilling that contract (examples would be direct labor, materials) or an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract). This became effective annual reporting period beginning on January 1, 2022 and does not have a material effect on the Groups financial statements.
In May 2020, the IASB issued Annual Improvements to IFRSs 2018 – 2020 Cycle. The improvements have amended four standards with effective date January 1, 2022: i) IFRS 1 – First-time Adoption of International Financial Reporting Standards (“IFRS 1”) in relation to allowing a subsidiary to measure cumulative translation differences using amounts reported by its parent, ii) IFRS 9 in relation to which fees an entity includes when applying the ‘10 percent’ test for derecognition of financial liabilities, iii) IAS 41 – Agriculture in relation to the exclusion of taxation cash flows when measuring the fair value of a biological asset, and iv) IFRS 16 in relation to an illustrative example of reimbursement for leasehold improvements.
New and amended IFRS issued but not yet effective
Management has concluded the adoption of any of the below accounting pronouncements, that were issued but not effective for the period ended December 31, 2022, will not have a material impact on the Group’s financial statements.
In January 2020, the IASB published amendments to IAS 1 which clarify the presentation of liabilities as current or non-current based off the rights that are in existence at the end of the reporting period, not the expectations about an entity’s exercise of certain rights to defer the settlement of a liability or other subsequent events. The amendments are applied retrospectively for annual periods beginning on or after January 1, 2024.
In June 2020, the IASB published amendments to IFRS 4 which deferred the expiry date of the temporary exemption from applying IFRS 9 to annual periods beginning on or after January 1, 2023.
In June 2020, the IASB published amendments to IFRS 17 to address concerns and implementation challenges that were identified after IFRS 17 was published. The amendment revised the effective date to January 1, 2023 but may be applied earlier provided the entity applies IFRS 9 and IFRS 15 – Revenue from Contracts with Customers (“IFRS 15”) at or before the date of initial application of the Standard. Further, among other changes, the amendment (1) includes additional scope exceptions, (2) includes additional guidance for recognition of insurance acquisition cash flows, (3) clarifies the application of IFRS 17 in interim financial statements, and (4) simplifies the presentation of insurance contracts in the statement of financial position. The improvements are applicable for annual periods beginning on or after January 1, 2023.
In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies which require companies to disclose their material accounting policy information rather than their significant accounting policies and provide guidance on how to apply the concept of materiality to accounting policy disclosures. These amendments are effective on or after January 1, 2024.
In February 2021, the IASB issued amendments to IAS 8: Definition of Accounting Estimates which clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. These amendments are effective on or after January 1, 2023.
In May 2021, the IASB issued amendments to IAS 12 – Income Taxes (“IAS 12”): Deferred Tax related to Assets and Liabilities Arising From a Single Transaction that clarify how companies account for deferred tax on transactions such as leases and decommissioning obligations. These amendments are effective on or after January 1, 2023.
In December 2021, the IASB issued an amendment to IFRS 17: Initial Application of IFRS 17 and IFRS 9 – Comparative Information, which provides a transition option relating to comparative information about financial assets presented on initial application of IFRS 17. The amendment is aimed at helping entities to avoid temporary accounting mismatches between financial assets and insurance contract comparative information for users of financial statements. The amendment is effective on or after January 1, 2023.
In September 2022, the IASB issued an amendment to IFRS 16 which clarifies how a seller-lessee subsequently measures sale and leaseback transactions that satisfy the requirements in IFRS 15 to be accounted for as a sale. This amendment is effective on or after January 1, 2024.
In October 2022, the IASB issued an amendment to IAS 1 which clarifies how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. The amendment is effective on or after January 1, 2024.
Presentation
Presentation
In the Consolidated Statement of Financial Position, an asset is classified as a current asset when it is held primarily for the purpose of trading, is expected to be realized within twelve months of the date of the Consolidated Statement of Financial Position or consists of cash or cash equivalents, provided it is not subject to any restrictions. All other assets are classified as non-current. A liability is classified as a current liability when it is held primarily for the purpose of trading or is expected to be settled within twelve months of the date of the Consolidated Statement of Financial Position. All other liabilities are classified as non-current.
Presentation reclassifications
The following presentation reclassifications have been made for the comparative information for the year ended December 31, 2021:
•Consolidated Statement of Cash Flows
◦Cash used for Vehicles under operating leases of $120,626 is now presented together with Inventories. Vehicles are reclassified from Inventories to Assets under operating leases when sold with a repurchase commitment and subsequently reclassified to Inventories when they are repurchased. Since the Group presents the non-cash impact on cash from depreciation of Assets under operating leases within Depreciation and amortization in the Consolidated Statement of Cash Flows, this presentation better reflects the nature of cash movements related to vehicles as all vehicles purchased and sold by Polestar are initially recognized and subsequently derecognized via Inventories.
•Note 1 - Significant accounting policies and judgements
◦Under Segment reporting, the Group's revenue from external customers by geographical location for Belgium, Canada, Denmark, Finland, and Switzerland of $53,339, $17,493, $38,538, $10,048, and $41,115, respectively, have been separated from Other regions. The Group's non-current assets by geographical location for Norway and Netherlands of $1,660 and $2,541, respectively, have been collapsed into Other regions. These changes have been made to align with the presentation with that of the year ended December 31, 2022.
•Note 4 - Revenue
◦Total contract liabilities Utilized during the year of $54,146 is now separated into the two lines: (1) Settled during the year of $43,469 and (2) Released during the year of $10,677. Settled during the year corresponds to contract liabilities that initially resulted in a reduction of revenue at contract inception and have subsequently been paid out in cash during the year. Utilized during the year corresponds to contract liabilities that initially resulted in a constraint on revenue at contract inception that has been subsequently released (i.e., non-cash) and recognized as revenue during the year. This presentation better reflects the nature of the each category of contract liability and the related impact in the Consolidated Financial Statements.
The following presentation reclassifications have been made for the comparative information for the year ended December 31, 2020:
•Note 1 - Significant accounting policies and judgements
◦Under Segment reporting, the Group's revenue from external customers by geographical location for Belgium, Canada, and Switzerland of $22,974, $3,007, and $580, respectively, have been separated from Other regions. These changes have been made to align with the presentation with that of the year ended December 31, 2022.

Basis of consolidation	Basis of consolidationThe consolidated accounts include the Parent company and all subsidiaries over which the Parent, either directly or indirectly, exercises control. The Parent controls an entity when the Parent is exposed to, or has rights to, variable returns from its involvement with the entity, has the ability to affect those returns through its power over the entity, and if it has power over decisions which affect investor returns (i.e., voting or other rights). All subsidiaries are fully consolidated from the date on which control is transferred to the Parent. They are deconsolidated from the date that control ceases. All inter-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated upon consolidation. As of December 31, 2022, 2021 and 2020, the Parent had thirty-three, thirty-three, and eighteen fully consolidated subsidiaries, respectively.
Segment reporting
Segment reporting
Polestar Group determined it has one reportable segment as the chief operating decision maker (“CODM”) assesses financial information and the performance of the business on a consolidated basis. The Group manages its business as a single operating segment, which is the business of manufacturing and selling electric vehicles. All substantial decisions regarding allocation of resources as well as the assessment of performance is based on the Group as a whole.
Polestar Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s CODM to allocate resources and assess performance as the source for determining the Group’s reportable segments. Polestar Group’s CODM has been identified as the Chief Executive Officer (“CEO”) as he assesses the performance of the Group and has the function and sole ability to make overall decisions related to the allocation of the Group’s resources. Polestar Group allocates resources and assesses financial performance on a consolidated basis.
The following tables show the breakdown of Polestar Group’s revenue from external customers and non-current assets (PPE, vehicles under operating leases, and intangibles and goodwill) by geographical location where Polestar company recognizing the revenue is located:

	For the year ended December 31,
	2022	2021	2020
Revenue
USA	523,537	248,168	25,077
Sweden	368,277	189,656	162,062
UK	338,182	206,866	41,605
Germany	289,213	117,549	34,880
Norway	232,357	231,456	156,077
Korea	119,498	—	—
Netherlands	108,966	135,030	150,133
Belgium	88,812	53,339	22,974
Canada	85,521	17,493	3,007
Denmark	67,235	38,538	—
Australia	64,539	—	—
Finland	42,281	10,048	—
Switzerland	39,274	41,115	580
China	38,218	40,819	13,850
Other regions[1]	55,986	7,104	—
Total	2,461,896	1,337,181	610,245
1 - Revenue: Other regions primarily consist of Austria and Singapore in 2022 and 2021.

	As of December 31,
	2022	2021
Non-current assets[2]
Sweden	1,151,920	954,842
China	474,301	532,492
USA	37,752	64,072
Germany	36,747	24,009
United Kingdom	22,777	2,484
Other regions[3]	28,532	13,869
Total	1,752,029	1,591,768
2 - Non-current assets: excludes Financial assets,, Deferred tax asset, and Other investments.
3 - Other regions primarily consist of Belgium, Switzerland and Australia in 2022 and Canada and Netherlands in 2021.

Foreign currency
Foreign currency
In preparing the financial statements of the Group, transactions in currencies other than the entity’s functional currency (i.e., foreign currencies) are recognized at the rates of exchange prevailing on the dates of the transactions. At each reporting date, assets and liabilities denominated in a foreign currency are translated to the functional currency using the closing exchange rate and items of income and expense are translated at the monthly average exchange rate. Foreign currency gains and losses arising from translation differences are recognized in the Consolidated Statement of Loss and Comprehensive Loss.
For more information about currency risk, see Note 2 - Financial risk management.

Use of estimates and judgments
Use of estimates and judgements
The preparation of these Consolidated Financial Statements, in accordance with IFRS, requires management to make judgements, estimates, and assumptions that affect the application of the Group’s accounting policies, the reported amount of assets, liabilities, revenues, expenses, and other related financial items. Management reviews its estimates and assumptions on a continuous basis; changes in accounting estimates are recognized in the period in which the estimates are revised, and prospectively thereafter. Details of critical estimates and judgements which the Group considers to have a significant impact upon the financial statements are set out below and the corresponding impacts can be seen in the following notes:
•Revenue recognition – The expected cost plus margin approach is used for determining the transaction price of performance obligations included with sales of vehicles. and the residual amount of the transaction price is allocated to the performance obligation associated with the delivery of the vehicle. Polestar also offers volume related discounts to fleet customers which impacts its estimation of the consideration it will be entitled to in exchange for the delivery of vehicles. Sales of vehicles with repurchase obligations are accounted for as operating leases and the related revenue is recorded as lease income. – Note 4 - Revenue.
•Intangible assets – Polestar conducts various internal development projects which are divided into the concept phase and product development phase. Once a project reaches the product development phase, internally developed intellectual property is capitalized in intangible assets. Polestar conducts an analysis to estimate the useful life for internally developed intellectual property, acquired intellectual property, and software at the point in time when they are capitalized in intangible assets. – refer to Note 13 - Intangible assets and goodwill.
•Impairment – Polestar conducts routine evaluations of intangible assets and goodwill for evidence of impairment indicators. At least annually and when impairment indicators exist, Polestar conducts an impairment test at the cash generating unit level (Polestar Group constitutes a single CGU). – refer to Note 13 - Intangible assets and goodwill.
•Valuation of loss carry-forwards – The recognition of deferred tax assets requires estimates to be made about the level of future taxable income and the timing of recovery of deferred tax assets, taking into account the relevant tax jurisdictions – refer to Note 11 - Income tax expense.
•Valuation of the financial liability for the Class C-1 Shares and Class C-2 Shares (collectively, “Class C Shares”) – Class C-1 Shares are publicly traded on the NASDAQ (i.e., an active market). Class C-2 Shares are derivative financial instruments that are carried at fair value through profit and loss. Quoted or observable prices for these financial instruments are not available in active markets, requiring Polestar to estimate the fair value of the instruments each period utilizing certain valuation techniques – refer to Note 16 - Reverse recapitalization.
•Valuation of the financial liability for the Former Parent’s contingent Earn-out rights – The contingent Earn-out rights are derivative financial instruments that are carried at fair value through profit and loss. Quoted or observable prices for these financial instruments are not available in active markets, requiring Polestar to estimate the fair value of the instruments each period utilizing certain valuation techniques – refer to Note 16 - Reverse recapitalization.
Actual results could differ materially from those estimates using different assumptions or under different conditions.
Cash and cash equivalents	Cash and cash equivalents Cash consists of cash in banks with an original term of three months or less. All highly-liquid, short-term investments that are readily convertible to known amounts of cash and subject to an insignificant risk of changes in value are classified as cash equivalents and presented as such in the Consolidated Statement of Cash Flows.
Marketable securities	Marketable securities Marketable securities are financial instruments with maturities less than one year when acquired that can quickly be converted into cash. Polestar’s marketable securities consist of short-term money market funds (i.e., time deposits in banks). The balance in marketable securities as of December 31, 2022 and 2021 amounted to nil and $1,258, respectively.
Restricted cash
Restricted cash
Restricted cash are Cash and cash equivalents held by Polestar for specified use which are unavailable to the overall Group for general, operational purposes. As of December 31, 2022 and 2021, the Group had no restricted cash.

Government grants	Government grants The Group’s subsidiaries based in the People’s Republic of China received government grants which were conditioned to be used for production related costs and grants for non-specified purposes. The groups subsidiary based in UK received government grants conditioned to be used for product development activities. Both these grants are not tied to the future trends or performance of the Group and are not required to be refunded under any circumstance. The Group’s subsidiary based in Singapore received government grants related to incentivizing job growth. The Job growth incentive is given by Inland Revenue Authority of Singapore (IRAS) SG government agency to support employers to expand local hiring. Receipt of such grants are either reported as a deduction to the related expense or as other operating income, depending on the nature of the grant received. The amount of government grants received as of December 31, 2022 and 2021 was $3,773 and $309, respectively.
Revenue recognition
Revenue recognition
Revenue from contracts with customers is measured at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. In determining the transaction price, the Group evaluates whether the contract includes other promises that constitute a separate performance obligation to which a portion of the transaction price needs to be allocated. When consideration in a contract includes variable amounts, the Group estimates the consideration to which Polestar will be entitled in exchange for transferring goods to the customer, using either the expected value method or the most likely amount method. The Group makes judgements related to potential returns, liabilities to customers related to performance obligations and potential sales discounts when considering revenue.
For contracts that contain more than one performance obligation, Polestar Group allocates the transaction price to each performance obligation on a relative standalone selling price basis. The standalone selling price of the distinct good or service underlying each performance obligation is determined at contract inception. It represents the price at which Polestar Group would sell a promised good or service separately to a customer. If a standalone selling price is not directly observable, Polestar Group instead estimates it, using appropriate data that reflects the amount of consideration to which the Group expects to be entitled in exchange for transferring the promised goods or services to the customer.
Polestar Group disaggregates revenue by major category based on what it believes are the primary economic factors that may impact the nature, amount, timing, and uncertainty of revenue and cash flows from customer contracts.
Sales of vehicles
Revenue from the sales of vehicles includes sales of the Group’s vehicles as well as related accessories and services. Revenue is recognized when the customer obtains control of delivered goods or services, and thus has the ability to direct the use of, and obtain the benefits from, the goods or services. Polestar Group includes various services and maintenance (i.e., extended service) offers with the sale of each vehicle for a period of time specified in the contract.
Polestar Group also provides connected services, including access to the internet and over-the-air software and performance updates, which provide Polestar’s customers new features and improvements to existing vehicle functionality. Although Polestar’s connected services improve the in-vehicle experience, it is not required when driving a Polestar vehicle.
These services and maintenance and connected services are considered stand-ready obligations as Polestar cannot determine (1) when a customer will access a service, or (2) the quantity of a service the customer will require (i.e., delivery is within control of the customer). Polestar uses an expected cost-plus margin approach for estimating the transaction price for these stand-ready obligations as this is determined to be the most suitable method for estimating stand-alone selling price for performance obligations other than the vehicle. These services are available throughout the automotive industry, there is public information that is readily accessible, and there is a stable market and cost structure to determine the appropriate inputs to the cost-plus margin calculation. The related performance obligations are satisfied in accordance with the terms of each service, and revenue is deferred and recognized on a straight-line basis over the contract period as a stand-ready obligation. The deferred revenue is presented as contract liabilities, since the customers’ payments are made before the services are transferred.
Polestar will recognize revenue related to the extended service on a straight-line basis over the 3-year period following initial recognition, consistent with the terms of the contractually offered services. Polestar will recognize revenue related to connected services on a straight-line basis over the 8-year period following initial recognition, consistent with the expected utilization of the services.
The residual amount of the transaction price is allocated to the performance obligation associated with the delivery of the vehicle because the vehicle represents the most valuable component of the contract, Polestar’s vehicles are not sold on a stand-alone basis such that an established price exists separate from the services and maintenance, and there is wide variation in market price among the limited competitors in this new space. The transaction price allocated to the delivery of the vehicle is recognized at a point in time on the delivery date. Polestar has continued to evaluate and monitor the number of observable inputs available for use in estimating the standalone selling price of its vehicles. As part of its ongoing analysis, Polestar has determined that use of the residual method continues to be the most appropriate method for estimating the standalone selling price of its vehicles.
Vehicles were historically only sold to individuals (end customers), fleet customers, financial service providers, and dealers. During the year ended December 31, 2022, Polestar began selling to importers as well. Importer markets exist where the Group does not have its own direct sales unit, so a third party imports Polestar vehicles and sells them to end users.
Since commercialization of Polestar vehicles commenced in the third quarter of 2020, the Group had not recognized a significant number of customer returns, and therefore has not accrued any obligations for returns, refunds, or other similar obligations for the years ended December 31, 2022 and 2021. Further, contracts with importers specify the importer does not have the right to return vehicles.
As part of certain dealer contracts, Polestar provides a residual value guarantee (“RVG”). The RVG does not affect the customer’s control of the vehicle (i.e., the customer is not constrained in its ability to direct the use of, and obtain substantially all of the benefits from, the vehicle), but it does impact the transaction price as the guarantee effectively reduces the compensation to which Polestar is entitled. Polestar evaluates variables such as recent car auction values, future price deterioration due to expected changes in market conditions, vehicle quality data, and repair and recondition costs to determine the amount of the residual value. Polestar pays the difference between the determined residual value and the contracted residual value up-front, in cash, and accounts for it under IFRS 15 as a direct reduction to the transaction price. Polestar will continue to evaluate its method for recognizing RVGs and amend how it accounts for them, if necessary.
There are no significant payment terms for end customers, fleet customers, financial service providers, dealers or importers as payment is due on or near the date of invoice. Consideration received by fleet customers is variable in nature as the customer can receive volume related discounts, which are annual rebates based on the number of vehicles ordered throughout the year. There is no variability in consideration received from importers as they are charged a fixed price per vehicle. There is no significant variability in consideration received from other customers.
Sales of software and performance engineered kits
Revenue from the sales of software is related to intellectual property licensed to Volvo Cars under which Volvo Cars obtained rights to provide software upgrades to their customers’ vehicle computer systems in exchange for sales-based royalties to Polestar Group. Software upgrades are downloaded and installed at Volvo Cars’ dealerships at a point in time. The Group’s performance obligation is satisfied at the point in time the Group transfers the licensed know-how to Volvo Cars, which is when Volvo Cars obtains control of the intellectual property and has the ability to direct the use of, and obtain the benefits from, the license. The Group recognizes license revenue from sales-based royalties in the period in which Volvo Cars’ sales of software occur.
Revenue from the sales of performance engineered kits is related to intellectual property licensed to Volvo Cars under which Volvo Cars obtained rights to provide optimizations and enhancements to their customers’ vehicles in exchange for sales-based royalties to Polestar Group. Performance engineered kits are installed at Volvo Cars manufacturing plants as part of Volvo Cars’ normal manufacturing processes. The Group’s performance obligation is satisfied at the point in time the Group transfers the licensed know-how to Volvo Cars, which is when Volvo Cars obtains control of the intellectual property and has the ability to direct the use of, and obtain the benefits from, the license. The Group recognizes license revenue from sales-based royalties in the period in which Volvo Cars’ sales of vehicles with the performance engineered kits occur. During the year ended December 31, 2020, revenue from the sale of performance engineered kits was inclusive of a one-time contract termination fee paid by Volvo Cars that was accounted for as a contract modification. Polestar Group and Volvo Cars entered into a new license agreement in December 2020.
There are no significant payment terms as payment is due near the date of invoice.
Sales of carbon credits
Revenue from the sale of carbon credits is recognized when the performance obligation is satisfied and when the customer, an original equipment manufacturer (“OEM”), obtains control of the carbon credits and has the ability to direct the use of, and obtain the benefits from, the carbon credits transferred.
There are no significant payment terms as payment is due near the date of invoice.
Vehicle leasing revenue
During the years ended December 31, 2022 and December 31, 2021, Polestar Group entered into operating lease arrangements that mainly relate to vehicles sold with repurchase obligations. The Group entered into transactions to sell vehicles under which the Group maintains the right or obligation to repurchase the vehicles from the customer in the future (i.e., a forward or call option). The Group accounts for such arrangements as operating leases and records revenue from the sale of related vehicles as lease income.
Operating leases are initially measured at cost and depreciated on a straight-line basis over the lease term to the estimated residual value. Incremental direct costs incurred in connection with the acquisition of operating lease contracts are capitalized and also amortized on a straight-line basis over the lease term. In the Consolidated Statement of Financial Position, such operating leases are presented as vehicles under operating leases and recognized as non-current assets. Vehicle leasing revenue is recognized on a straight-line basis over the lease term. For sales of vehicles with repurchase obligations that are accounted for as operating leases, the entire amount due to Polestar is paid up-front at contract inception. Deferred revenue is recorded for the difference between the cash received from the sale of the vehicle and the vehicle’s repurchase value, where the associated liability is recorded in Other current liabilities in the Consolidated Statement of Financial Position.
Other revenue
Other revenue consists of revenue generated through the Group’s sale of research and development services and intellectual property licensed to Volvo Cars under which Volvo Cars obtained rights to source and sell parts and accessories for the Group’s vehicles to customers in exchange for sales-based royalties to Polestar Group. The performance obligation related to the sale of research and development services is satisfied over time as Polestar maintains an enforceable right to payment as costs are incurred and services are provided. As such, revenue from the sale of research and development services is recognized over time.
The performance obligation related to intellectual property licensed to Volvo Cars is satisfied at the point in time the Group transfers the licensed know-how to Volvo Cars which is when Volvo Cars obtains control of the intellectual property and has the ability to direct the use of, and obtain the benefits from, the license. The Group recognizes license revenue from sales-based royalties in the period in which Volvo Cars’ sales of parts and accessories occur.
There are no significant payment terms as payment is due near the date of invoice.
Contract liabilities
Contract liabilities to customers are obligations related to contracts with customers and are recognized when Polestar Group is obligated to transfer goods or services for which consideration has already been received. Contract liabilities to customers include sales generated obligations, deferred revenue from service contracts (i.e., services to be performed) and operating leases, and Connected Services related to the Polestar 1 (“PS1”) and Polestar 2 (“PS2”).
As the Group satisfies its performance obligations, revenue is recognized, and the contract liability is reduced. As stated above, delivery of services and maintenance is within the customer’s control. Accordingly, the Group expects to recognize revenue related to such service contract liabilities over the 3-year period following initial recognition, consistent with the terms of the contractually offered services. Related to connected services, the Group expects to recognize revenue over the 8-year period following initial recognition, consistent with the expected utilization of the services. In the case of volume related discounts that are triggered over time, a short-term contract liability will also be recognized as payment is due within a twelve-month period, in line with contractual payment terms. For deferred revenue generated through operating leases, the Group expects to recognize revenue on a straight-line basis, consistent with the terms of the contract.
Cost of sales
For the years ended December 31, 2022, 2021 and 2020, cost of sales amounted to $2,342,453, $1,336,321, and $553,724, respectively. Costs of sales are related to the sales of vehicles and related accessories and services, which primarily consists of contract manufacturing costs, depreciation related to PPE and right-of-use (“ROU”) assets, amortization of intangible assets related to manufacturing engineering, warehousing and transportation costs for inventory, customs duties, and charges to write down the carrying value of inventory when it exceeds the estimated net realizable value. Sales of software and performance engineered kits and other revenue are related to items which were originally developed with the intent of internal use, not with the intent to sell. As such, all costs were appropriately capitalized or expensed as described in Accounting policies – Intangible assets and goodwill – Internally developed IP.

Employee benefits
Employee benefits
Polestar Group compensates its employees through short-term employee benefits, other long-term benefits, and post-employment benefits. Generally, an employee benefit is recognized in accordance with IAS 19, Employee Benefits, when an employee has provided service in exchange for employee benefits to be paid in the future or when Polestar Group is contractually committed to providing a benefit without a realistic probability of withdrawal from its commitment.
Short-term employee benefits
Short-term employee benefits consist of wages, salaries, social benefit costs, paid annual leave and paid sick leave, and bonuses that are expected to be settled within twelve months of the reporting period in which services are rendered. Short-term employee benefits are recognized at the undiscounted amounts expected to be paid when the liabilities are settled and presented within current provisions and other current liabilities in the Consolidated Statement of Financial Position.
Short-term employee benefits include Polestar Group’s Annual Bonus Program (the “Polestar Bonus”), which is a cash-settled short-term incentive program for all permanent employees in all countries. The bonus is based on certain key performance indicators (“KPIs”). Bonuses are expressed as a percentage of employees’ annual base salaries and the target bonus varies by employee location and level. The program runs during the calendar year and bonus pay-out is made on a pro-rata basis based on employment during the year. Employees need to have joined the organization as of December 1st of the year in order to be eligible for the program. An estimate of the expected costs of the program are calculated and recognized at the end of each reporting period.
Other long-term benefits
The annual Long Term Variable Pay Program (“LTVP”) is a cash-settled incentive program for certain key management personnel that is based on (1) valuation of Volvo Cars after a three year period (i.e., the vesting period) and (2) Volvo Car’s achievement of certain profit and revenue growth metrics. The LTVP program was instituted at Polestar Group to incentivize key management personnel who transferred employment from Volvo Cars to Polestar Group. Payouts are based on a synthetic share price derived from an independent third-party valuation that is calculated using a discounted cash flow analysis of Volvo Cars and a market analysis of peer companies. Depending on the employee’s position, they are eligible to receive an award equivalent to a certain percentage of their annual base salary that is capped at a 300% ceiling. Employees must remain employed to be eligible to receive the award. The fair value of the LTVP is recognized on the annual grant date, subsequently remeasured at the end of reach reporting date, and presented within current and non-current provisions in the Consolidated Statement of Financial Position.
Post-employment benefits
Polestar Group’s post-employment benefits are comprised of defined contribution pension plans and the Swedish defined benefit pension (“ITP 2”) that is managed by the mutual insurance company Alecta.
For defined contribution plans, premiums are paid to a separate legal entity that manages pension plans on behalf of various employers. There is no legal obligation to pay additional contributions if this legal entity does not hold sufficient assets to pay all employee benefits. Contributions payable are recognized in the reporting period in which services are rendered and presented within current and non-current provisions in the Consolidated Statement of Financial Position. Contribution rates are unique to each employee.
Polestar Group’s only defined benefit plan is the ITP 2 plan in Sweden. This plan is accounted for as a multi-employer defined contribution plan under IAS 19 because Alecta does not distribute sufficient information that enables employers to identify their share of the underlying financial position and performance of ITP 2. This treatment is specific to companies operating in Sweden under the guidance discussed in the Swedish Financial Reporting Board pronouncement UFR 10, Accounting for the pension plan ITP 2 financed through an insurance in Alecta, and IAS 19.32–39, Multi-employer plans. The premiums for retirement pensions and survivor’s pensions are calculated individually and are based on salary, previously earned pension benefits, and expected remaining years of service, among other factors. Premiums of $3,507 are estimated to be paid to Alecta for the year ended December 31, 2022 related to ITP 2.
Polestar Group’s share of the total savings premiums for ITP 2 in Alecta for the years ended December 31, 2022, 2021 and 2020, amounted to 0.20597%, 0.13056%, and 0.05375%, respectively. Further, Polestar Group’s share of the total number of active policy holders as of December 31, 2022, 2021 and 2020, amounted to 0.07340%, 0.04485%, and 0.02605%, respectively. The collective consolidation level comprises the market value of Alecta’s asset as a percentage of the insurance obligations calculated in accordance with Alecta’s actuarial methods and assumptions. The collective funding ratio is normally allowed to vary between 125% and 175%. If the consolidation level falls below 125% or exceeds 175%, measures are taken to increase the contract price for new subscriptions and to expand exiting benefits or introduce premium reductions. As of December 31, 2022 and 2021, Alecta’s surplus of consolidation level amounted to 172%, 172%, and 148%, respectively.
Share-based payments
Share-based payments
Share-based payments qualify as either cash-settled or equity-settled transactions, depending on the nature of their settlement terms. When the participant has the option for cash or equity settlement, the awards are classified as a compound financial instrument consisting of an equity and a financial liability component. When the Group has the option for cash or equity settlement, the awards are classified as equity-settled unless the Group has the obligation to settle in cash (i.e., the award provides the participant with a put option to the Group).
Cash settled share-based payment awards are recognized as a financial liability at their fair value on the date of grant and remeasured at each reporting date until the date of settlement, with changes in fair value recognized in profit and loss. Equity-settled share-based payment awards are recognized in equity using the fair value as of the date of grant and not remeasured thereafter. The expense associated with share-based payments is recognized over the period in which services are provided by the participant, immediately if services are deemed to have already been provided by the participant, or a combination thereof if services were already provided and the participant will continue to provide services over a future period. Share-based payment expenses are recorded in the functional cost category of the Consolidated Statement of Loss and Comprehensive Loss that corresponds with the nature of the services provided.
As of December 31, 2022, the Group granted equity settled share-based payments to employees in the form of free shares, restricted stock units (“RSU”), and performance stock units (“PSU”) through the 2022 Omnibus Incentive Plan. The Group also granted equity settled share-based payments in exchange for certain marketing services through November 1, 2023 and the service of a public listing of the Group on the Nasdaq through the merger with GGI. Refer to Note 16 - Reverse recapitalization for detail on the merger with GGI. Refer to Note 7 - Share-based payment for more detail on the 2022 Omnibus Incentive Plan and marketing service agreement.

Leases
Leases
Polestar as lessee
At inception of a contract, the Group assesses whether the contract is or contains a lease. In determining the lease term, management considers all relevant facts and circumstances related to exercising an extension option or not exercising a termination option. Such options are only included in the lease term if the extension option or termination option is reasonably certain to be exercised or not exercised, respectively. If circumstances surrounding the Group’s decision related to extension and termination options change, the Group reassesses the term of the lease accordingly. As of December 31, 2022 and 2021, no material lease extension options existed.
At the lease commencement date, an ROU asset and a lease liability are recognized on the Consolidated Statement of Financial Position with respect to all lease arrangements in which the Group is a lessee. The lease liability is initially measured at an amount equal to the present value of the future lease payments under the lease contract, discounted by the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise in-substance fixed payments, among other fixed lease payments, and variable lease payments that depend on an index or a rate, the exercise price of purchase options (if the lessee is reasonably certain to exercise the options), and payments of penalties for terminating the lease (if the lease term reflects the exercise of an option to terminate the lease). The practical expedient of including non-lease components in the measurement of the lease liability for all asset classes is applied.
The ROU asset is initially measured at cost, which is comprised of the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, and the estimate of costs to dismantle and remove the underlying asset or the site on which it is located, less any lease incentives received. The asset is subsequently depreciated on a straight-line basis from the commencement date to the earlier of the end of the useful life of the underlying asset or the end of the lease term. For more information regarding amortization of the ROU asset, refer to Note 10 - Leases. The ROU asset is reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The Group elected the practical expedient to account for leases with lease terms which end within twelve months of the initial date of application as a short-term lease. The Group also elected the practical expedient to not recognize a ROU asset and lease liability for short-term and low-value leases. Low value assets are defined as asset classes that are typically of low value, for example, small IT equipment (cellphones, laptops, computers, printers) and office furniture. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense over the lease term in the Consolidated Statement of Loss and Comprehensive Loss.
On the Consolidated Statement of Financial Position, the lease liabilities are presented within current interest-bearing liabilities and other non-current interest-bearing liabilities in the Consolidated Statement of Financial Position. In the Consolidated Statement of Loss and Comprehensive Loss, depreciation expense of the ROU assets is presented on the same line item(s) as similar items of PPE. The interest expense on the lease liability is presented as part of finance expense. In the Consolidated Statement of Cash Flows, amortization of the lease liability is presented as an adjustment to arrive at cash flows from operating activities, lease related interest expense is presented within cash flows from operating activities, and principal repayments of lease liabilities is presented within cash flows from financing activities.
The Group has certain leases stemming from contract manufacturing agreements related to the production of Polestar vehicles. These agreements are associated with unique type bound tooling and equipment (“PS Unique Tools”) used in the production of Polestar vehicles at certain suppliers and vendors. The PS Unique Tools are suited specifically for Polestar vehicles and Polestar has the right to direct the use of the related assets. The production of Polestar vehicles occupies 100% of these assets’ capacity; as such, the PS Unique Tools are also recognized as ROU assets by the Group from the day production starts.
Sale leaseback transactions
The Group enters into transactions to sell vehicles concurrent with agreements to lease the same vehicles back for a period of six to twelve months. At the end of the rental period, Polestar is obligated to repurchase the car. Due to this repurchase obligation, this transaction is accounted for as a financial liability. Accordingly, the Group does not record a sale of these vehicles for accounting purposes and depreciates the assets over their useful lives.
Polestar as lessor
In the Consolidated Statement of Financial Position, vehicles associated with the Group’s operating leases are recognized as non-current assets and presented as vehicles under operating leases. The vehicles are initially measured at cost and depreciated on a straight-line basis over their respective lease term to their estimated residual value. Incremental direct costs incurred in connection with the acquisition of lease contracts are capitalized and amortized on a straight-line method over the lease term. Liabilities related to repurchase obligations are recognized as other non-current and current liabilities. Following repurchase by Polestar, the vehicles are reclassified to inventory.
Finance income and expense	Finance income and expense Finance income and expense represent items outside the Group’s core business. These items are presented separately from operating income and include net foreign exchange rate gains (losses) on financial activities, interest income on bank deposits, expenses to credit facilities, interest expense, and other finance expenses.
Income tax expense
Income tax expense
Polestar Group’s Income tax expense consists of current tax and deferred tax. Taxes are recognized in the Consolidated Statement of Loss and Comprehensive Loss, except when the underlying transaction is recognized directly in equity, whereupon related taxation is also recognized in equity.
Current tax is tax that must be paid or will be received for the current year. Current tax also includes adjustments to current tax attributable to previous periods. Deferred tax is calculated according to the balance sheet method for all temporary differences, with the exception of book goodwill in excess of tax goodwill recorded in purchase accounting, which arises between the tax value and the carrying amount of assets and liabilities.
Deferred tax assets and liabilities are measured at the nominal amount and at the tax rates that are expected to be applied when the asset is realized or the liability is settled, using the tax rates and tax rules that have been enacted or substantively enacted at the date of the Consolidated Statement of Financial Position.
Deferred tax assets relating to deductible temporary differences and loss carry forwards are recognized to the extent it is probable that they will be utilized in the future. Deferred tax assets and deferred tax liabilities are offset when they are attributable to the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis and the affected company has a legally adopted right to offset tax assets against tax liabilities.
The recognition of deferred tax assets requires assumptions to be made about the level of future taxable income and the timing of recovery of deferred tax assets. These assumptions take into consideration forecasted taxable income by relevant tax jurisdiction. The measurement of deferred tax assets is subject to uncertainty and the actual result may diverge from judgements due to future changes in projected earnings by the company, business climate, and changes to tax laws. Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used. If needed, the carrying amount of the deferred tax asset will be altered.

Earnings per share
Earnings per share
Basic earnings per share is calculated by dividing the net loss for the period by the weighted average number of Class A Shares and Class B Shares outstanding during the period. Diluted earnings per share is calculated by adjusting the net income for the period and the weighted average number of Class A Shares and Class B Shares outstanding for the effect of dilutive potential ordinary shares (“POSs”) outstanding during the period (i.e., Class A Shares and/or Class B Shares that the Group is obligated to issue, or might issue under certain circumstances, in accordance with various contractual arrangements). The Group’s POSs are classified based on the nature of their instrument or arrangement and then the earnings per incremental share (“EPIS”) is calculated for each class of POS to determine if they are dilutive or anti-dilutive. Anti-dilutive POSs are excluded from the calculation of dilutive earnings per share.
EPIS is calculated as (1) the consequential effect on profit or loss from the assumed conversion of the class of POS (i.e., the numerator adjustment) divided by (2) the weighted average number of outstanding POSs for the class (i.e., the denominator adjustment). The
EPIS denominator adjustment depends on the class of POS. The Group’s classes of POSs and their related EPIS denominator adjustment methods are as follows:

POS Class	EPIS Denominator Adjustment Method
Unvested equity-settled RSUs	Treasury share[1]
Class C Shares	Treasury share
Earn-out Rights and PSUs	The number of shares issuable if the reporting date were the end of the contingency period
Convertible Notes	The number of shares issued assuming conversion occurred at the beginning of the reporting period
1 - The treasury share method prescribed by IAS 33, Earnings Per Share (“IAS 33”), includes only the bonus element as the EPIS denominator adjustment. The bonus element is the difference between the number of ordinary shares that would be issued at the exercise of the options and the number of ordinary shares deemed to be repurchased at the average market price.

Intangible assets and goodwill
Intangible assets and goodwill
An intangible asset is recognized when it is identifiable, Polestar Group controls the asset, and it is expected to generate future economic benefits. Intangible assets have either finite or indefinite lives. Finite lived intangible assets are intellectual property (“IP”), both acquired and internally developed, and software. Indefinite lived intangible assets are Goodwill and Trademarks.
Intangible assets are measured at acquisition or internal development cost, less accumulated amortization and, as applicable, impairment loss. Intangible assets with finite lives are amortized on a straight-line basis. The Group makes estimates and judgements related to expected usage of intangible assets in accordance with Management’s 2023-2027 business plan, product life cycles, technological obsolescence, developments, and advancements specific to the battery electric vehicle industry. Management estimates the useful life of intangible assets by taking into account judgements on how the Group plans to utilize such intangibles in accordance with the business plan and any related rights and obligations under its contractual agreements. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. The useful lives of intangible assets with indefinite useful lives, goodwill and trademarks, are assessed annually to determine whether the indefinite designation continues to be appropriate. Intangible assets with indefinite useful lives are tested for impairment annually or if an event which could give rise to impairment occurs.
Manufacturing engineering
Amortization for manufacturing engineering, reflecting engineering performed in terms of production facility layout, is included in Cost of sales.
Acquired IP
Polestar Group has entered into agreements with Volvo Car Group (“Volvo Cars”) and Zhejiang Geely Holding Group Company Limited (“Geely”), a related party, regarding the development of technology for both upgrades of existing models and upcoming models. The technology can be either Polestar unique or commonly shared. In both cases, Polestar Group is in control of the developed product, either through a license or through ownership of the IP.
Acquired IP are finite-lived intangible assets which are amortized once the acquired IP is ready for its intended use, over their estimated useful lives for 3-7 years. The remaining useful life of acquired IP is between 1-6 years. Amortization of acquired IP related to the PS1 and PS2 is included in research and development expenses as it represents foundational IP that is leveraged across multiple functions of the Group. Amortization of acquired IP related to the PS1 terminated in connection with the end of PS1 production in accordance with plan as of December 31, 2021. All PS1 assets have been fully amortized.
Internally developed IP
Internally developed IP are finite-lived intangible assets which are amortized over their estimated useful lives for 3-7 years. Amortization of internally developed IP is included in research and development expenses and commences when the internally developed IP is ready for its intended use. Polestar Group’s research and development activities are divided into a concept phase and a product development phase. Costs related to the concept phase are expensed in the period incurred, whereas costs related to the product development phase are capitalized upon the commencement of product development. Each phase is identified by work plans, budgeted, and tracked internally by research and development personnel.
Costs incurred in the concept phase are expensed as incurred when (1) the Group is conducting research activities such as obtaining new knowledge, formulating a project concept, and searching for components to support the project (e.g., materials, devices, and processes) and (2) the Group cannot yet demonstrate that an intangible asset exists that will generate probable future economic benefits.
Costs incurred in the product development phase are capitalized when (1) the Group is conducting development activities such as designing, constructing, and testing pre-production prototypes, tools, systems, and processes, (2) technical feasibility of completing the intangible asset exists, (3) resources required to complete the intangible asset are available to the Group, (4) the Group intends and has the ability to use or sell the intangible asset to generate future economic benefits, and (5) related expenditures can be reliably measured.
Research and development expense recognized for the years ended December 31, 2022, 2021 and 2020, amounted to $167,242, $232,922, and $183,849, respectively, and was substantially related to the amortization of PS1 technology (ceased amortization in December 2021) and PS2 technology.
Software
Software is a finite-lived intangible asset which is amortized over its estimated useful life of 3-8 years. Amortization of software is included in research and development expense and/or selling, general and administrative expense depending on the way in which the assets have been used.
Trademarks
Trademarks are assumed to have indefinite useful lives since Polestar Group has the right and the intention to continue to use the trademarks for the foreseeable future, while generating net positive cash flows for Polestar Group. Trademarks were generated when Volvo Cars acquired Polestar Group in July 2015. Trademarks are recognized at fair value at the date of the acquisition less any accumulated impairment losses.
Goodwill
Goodwill represents the excess of the purchase price over the fair value of identifiable assets and liabilities acquired in a business combination. Goodwill was generated as a result of Volvo Cars acquiring Polestar Group in July 2015. For more detailed information on goodwill and intangible assets, see Note 13 - Intangible assets and goodwill.
Property plant and equipment
Property plant and equipment
Items of PPE are recognized at acquisition cost, less accumulated depreciation, and as applicable, accumulated impairment loss. The cost of an acquired asset includes its purchase price, expenditures directly attributed to the acquisition and subsequent preparation of the asset for its intended use, and the initial estimate of costs to dismantle and remove the item of PPE and restore the site on which it was located. Repairs and maintenance expenditures are expensed in the period incurred. Expenses related to leasehold improvements and other costs which enhance or extend the life of PPE are capitalized over the useful life of the asset.
Buildings under development are measured at actual costs. The actual costs include various construction expenditures during the construction period, borrowing costs capitalized before the building is ready for intended use, and other relevant costs. Buildings under development are not depreciated and are transferred to fixed assets when ready for the intended use.
PPE are depreciated on a straight-line basis down to their residual value, which is typically estimated to be zero, over their estimated useful lives. Each part of a tangible asset, with a cost that is significant in relation to the total cost of the item, is depreciated separately when the useful life for that part differs from the useful life of the other parts of the item.
The following useful lives are applied in Polestar Group:

Asset	Useful lives (in years)
Buildings	30-50
Machinery and equipment	3-7
Depreciation of PPE is included in costs of sales as well as selling or administrative expense, depending on the nature of the item being depreciated.
Tangible assets are derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the Consolidated Statement of Loss and Comprehensive Loss as other operating income and expense.
Impairment
Impairment
At the end of each reporting period, tangible and definite-lived intangible assets are assessed for indications of impairment. Tangible and definite-lived intangible assets are tested for impairment when an impairment indicator is determined to exist. Indefinite-lived intangible assets, intangible assets not yet available for use, goodwill and trademarks are tested for impairment at least once annually or when an impairment indicator is determined to exist.
For the impairment assessment, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash inflows of other assets (i.e., a cash-generating-unit or CGU). Polestar Group does not test assets for impairment individually because Polestar Group constitutes a single CGU in which assets do not generate cash flows that are independent of those of other assets. All assets are concentrated around battery electric vehicle technologies and processes that are utilized in Polestar Group’s operations.
In testing the CGU for impairment, the CGU’s carrying amount is compared to its recoverable amount. The recoverable amount is the higher of the CGU’s fair value less costs of disposal or “Value In Use.” Value In Use is defined as the present value of the future cash flows expected to be derived from an asset (i.e., a discounted cash flow). For the year ended December 31, 2022, this discounted cash flow was calculated based on estimations regarding future cash flows as seen in the 2023-2027 business plan, a terminal growth rate of 2.0% for cash flows through the following 10 years, and an after-tax discount rate of 14.0%. For the year ended December 31, 2022, this discounted cash flow was calculated based on estimations regarding future cash flows as seen in the 2021-2025 business plan, a terminal growth rate of 2.0% for cash flows through the following 10 years, and an after-tax discount rate of 10.1%. The estimated future cash flows are based on assumptions valid at the date of the impairment test that represent the best estimate of future economic conditions. Such estimates are calculated using estimates, assumptions, and judgements related to future economic conditions, market share, market growth, and product profitability which are consistent with Polestar Group’s latest business plan.
When the carrying amount of the CGU is determined to be greater than the recoverable amount, an impairment loss is recognized by first reducing the CGU’s goodwill and then reducing other assets in the CGU on a pro rata basis. For the years ended December 31,
2022 and 2021, no impairment losses were recognized. No impairment loss would have been recognized in the years ended December 31, 2022 and 2021 under a stress case scenario utilizing an after-tax discount rate of 15.1% to calculate the recoverable amount of the CGU.
Financial instruments
Financial instruments
Financial instruments are any form of contract that gives rise to a financial asset in one company and a financial liability or equity instrument in another company.
Classification of financial assets and liabilities
The classification of financial instruments is based on the business model in which these instruments are held, on their contractual cash flows and takes place at initial recognition. Assessments of the contractual cash flows are made on an instrument-by-instrument basis. Polestar Group applies one business model for interest-bearing instruments. All interest-bearing instruments are held to collect contractual cash flows and are carried at amortized cost.
Initial recognition
Financial assets and liabilities are recognized on the Consolidated Statement of Financial Position on the date when Polestar Group becomes party to the contractual terms and conditions (i.e., the transaction date). Financial assets are initially recognized at the price that would be received when selling an asset in an orderly transaction between market participants at the measurement date (“Fair Value”), plus transaction costs directly attributable to the acquisition of the financial asset, except for those financial assets carried at fair value through the Consolidated Statement of Loss and Comprehensive Loss. Financial liabilities are initially recognized at the price that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., Fair Value).
Subsequent measurement
For the purpose of subsequent measurement, financial instruments are measured at amortized cost or financial fair value through profit or loss (“FVTPL”).
Financial instruments carried at FVTPL consist of financial assets with cash flows other than those of principal and interest on the nominal amount outstanding. Changes in fair value of these instruments are recognized in profit and loss as finance income (expense).
Financial instruments carried at amortized cost are non-derivative financial instruments with contractual cash flows that consist solely of payments of principal and interest on the nominal amount outstanding. These financial instruments are subsequently carried at amortized cost using the effective interest method. Gains and losses are recognized in the Consolidated Statement of Loss and Comprehensive Loss when the financial assets carried at amortized cost are impaired or derecognized. Interest effects on the application of the effective interest method are also recognized in the Consolidated Statement of Loss and Comprehensive Loss as well as effects from foreign currency translation.
Financial assets
Financial assets on the Consolidated Statement of Financial Position consist of trade receivables, other current and non-current financial assets, derivative assets, marketable securities and cash and cash equivalents.
A financial asset or a portion of a financial asset is derecognized when substantially all significant risks and benefits linked to the asset have been transferred to a third party. Where Polestar Group concludes that all significant risks and benefits have not been transferred, the portion of the financial assets corresponding to Polestar Group’s continuous involvement continues to be recognized.
Financial liabilities
Financial liabilities in the Consolidated Statement of Financial Position encompass liabilities to credit institutions, trade payables, other current and non-current financial liabilities, and derivative liabilities (i.e., Earn out rights and Class C Shares).
A financial liability or a portion of a financial liability is derecognized when the obligation in the contract has been fulfilled, cancelled or has expired.
The Group classifies its derivative financial instruments and marketable securities as carried at FVTPL, while all other financial assets and liabilities are carried at amortized cost. Refer to Note 16 - Reverse recapitalization for additional information on the Earn out rights and the Class C Shares.
Impairment of financial assets
The Group assesses, on a forward-looking basis, the expected credit loss associated with financial assets measured at amortized cost. For the initial recognition of financial assets carried at amortized cost, primarily trade receivables with similar risk characteristics, an analysis is made to identify the need for a provision for expected credit losses (“ECL”). The Group uses the simplified approach for estimating ECLs, which requires expected lifetime losses to be recognized from the initial recognition of the receivable. The Group considers historical credit loss experience, current economic conditions, supportable forecasts for future economic conditions, macroeconomic conditions (e.g., impacts of the Covid-19 pandemic), and other expectations of collectability. The ECL provision is reevaluated on an ongoing basis after initial recognition.
When an ECL is calculated, and if it is material, it is recognized in an allowance account which decreases the amount of gross trade receivables. The amount of the expected credit loss will be recognized as an expense in the Consolidated Statement of Loss and Comprehensive Loss. As of December 31, 2022 and 2021 no ECLs have been recognized for the Group’s financial assets, as historically credit losses have been nil, and no expected credit losses are in view.
Fair value measurement	Fair value measurement
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required, or permitted, to be either recorded or disclosed at fair value, the Group considers the principal or most advantageous market in which it would operate, and it also considers assumptions that market participants would use when pricing the asset or liability.
A three-tiered hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. This hierarchy requires that the Group use observable market data, when available, and minimize the use of unobservable inputs when determining fair value:
Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 – Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
Level 3 – Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, marketable securities, restricted cash, trade receivables, trade payables, short-term and long-term borrowings, the earn-out rights, and Class C shares. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Polestar Group’s assessment of the significance of a particular input to the fair value measurements requires judgement and may affect the valuation of the assets and liabilities being measured and their classification within the fair value hierarchy.
Valuation methodology for the fair value of the financial liability related to the Class C-2 Shares
The Class C-2 Shares represents a derivative financial instrument that is carried at fair value through profit and loss (“FVTPL”) by reference to Level 2 measurement inputs because an observable price for the Class C-1 Shares, which are almost identical instruments, is available in the active market. Class C Shares are presented in current liabilities within the Consolidated Statement of Financial Position as they can be exercised by the holder at any time. The related liability is measured at fair value, with any changes in fair value recognized in earnings. The fair value of the Class C-2 Shares is determined using a binomial lattice option pricing model in a risk-neutral framework whereby the future prices of the Class A Shares are calculated assuming a geometric Brownian motion (“GBM”). For each future price, the Class C-2 payoff amount is calculated based on the contractual terms of the Class C-2 Shares, including assumptions for optimal early exercise and redemption, and then discounted at the term-matched risk-free rate. The final fair value of the Class C-2 Shares is calculated as the probability-weighted present value over all modeled future payoff amounts. As of December 31, 2022, the fair value of the Class C-2 Shares was determined to equal $10,080 by leveraging the closing price of the Class C-1 Shares on the Nasdaq of $1.12 per share, an implied volatility of 89.0%, a risk-free rate of 4.0%, a dividend yield of nil, and a 1,000 time-steps for the binomial lattice option pricing model. Refer to Note 16 - Reverse recapitalization for more detail on the Class C-2 Shares.
Valuation methodology for the fair value of the financial liability related to the Former Parent’s contingent earn-out rights
The Former Parent’s contingent earn out right represents a derivative financial instrument that is carried at FVTPL by reference to Level 3 measurement inputs because a quoted or observable price for the instrument or an identical instrument is not available in active markets. The earn-out liability is presented in non-current liabilities within the Consolidated Statement of Financial Position to align with the expected timing of the underlying earn-out payments. The fair value of the earn out is determined using a Monte Carlo simulation that incorporates a term of 4.98 years, the five earn-out tranches, and the probability of the Class A Shares in Parent reaching certain daily volume weighted average prices during the earn-out period resulting in the issuance of each tranche of Class A Shares and Class B Shares in Parent to the Former Parent. As of December 31, 2022, the fair value of the earn-out was determined to equal $598,570 by leveraging an implied volatility of 75% and a risk-free rate of 4.0%. The implied volatility represents the most significant unobservable input utilized in this Level 3 valuation technique. The calculated fair value would increase (decrease) if the implied volatility were higher (lower). Refer to Note 16 - Reverse recapitalization for more detail on the Former Parent’s earn-out rights.
Valuation methodology for the fair value of RSUs and PSUs granted to employees under the 2022 Omnibus Incentive Plan
The fair value of the RSUs granted was determined by reference to the Group’s share price of $6.72 on the grant date (i.e., $6.72 per RSU). The fair value of PSUs granted was determined by calculating the weighted-average fair value of the 214,705 units linked to market-based vesting conditions and the 644,116 units linked to non-market-based vesting conditions. The units linked to non-market-based vesting conditions were fair valued by reference to the Group’s share price of $6.72 on the grant date (i.e., $6.72 per unit). The units linked to market-based vesting conditions were fair valued using a Monte Carlo simulation in a risk-neutral option pricing framework whereby the future share prices of Polestar’s Class A Shares and shares of the peer group over the performance period were calculated assuming a GBM. For each simulation path, the payoff amount of the awards was calculated as the simulated price of the Class A Shares multiplied by the simulated total shareholder return vesting (i.e., the number of awards simulated to vest based on the probability of achievement of certain performance conditions) and then discounted to the grant date at the term-matched risk-free rate. The fair value per unit of the units linked to non-market-based vesting conditions was determined to be $7.93 by leveraging an implied volatility of 70%, a peer group historical average volatility of 81.9%, a risk-free rate of 3.5%, a simulation term of 2.3 years, a dividend yield of nil, and a 100,000 simulation iterations. As such, the weighted-average fair value per PSU was calculated to be $7.02. Refer to Note 7 - Share-based payment for more detail on the 2022 Omnibus Incentive Plan.

Inventories
Inventories
Inventories in Polestar Group includes new, used, and internal vehicles. Internal vehicles are those used by employees or the Group for demonstration, test drive, and various other operating purposes that will be sold as used vehicles. Most internal vehicles are utilized for a period of one year or less prior to sale. Inventories are measured at the lower of acquisition or manufacturing cost and net realizable value and consist primarily of finished goods as of December 31, 2022 and 2021. Net realizable value is calculated as the selling price in the ordinary course of business less estimated costs of completion and selling costs. The acquisition or manufacturing costs of inventory includes costs incurred in acquiring the inventories and bringing them to their present location and condition, including, but not limited to, costs such as freight and customs duties. Costs for research and development, selling, administration and financial expenses are not included. For groups of similar products, a group valuation method is applied. The cost of inventories of similar assets is established using the first-in, first-out method (FIFO).
Equity	Equity Distributed group contributions to the owners, along with the related tax effect, are recorded in equity in accordance with the principles for shareholder’s contributions. If any unconditional shareholder’s contributions are received from the main owner, they are recognized in equity.
Provisions and contingent liabilities
Provisions and contingent liabilities
Provisions are recognized on the Consolidated Statement of Financial Position when a legal or constructive obligation exists as a result of a past event, it is deemed more likely than not that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are regularly reviewed and adjusted as further information becomes available or circumstances change. If the effect of the time value of money is material, non-current provisions are recognized at present value by discounting the expected future cash flows at a pre-tax rate reflecting current market assessments of the time value of money. The unwinding of the discount is expensed as incurred and recognized in the Consolidated Statement of Loss. The discount rate does not reflect such risks that are taken into consideration in the estimated future cash flow. Revisions to estimated cash flows (both amount and likelihood) are allocated as operating cost. Changes to present value due to the passage of time and revisions of discount rates to reflect prevailing current market conditions are recognized as a financial cost.
Warranty
Polestar Group issues various types of product warranties, under which the Group generally guarantees the performance of products delivered and services rendered for a certain period of time. The estimated warranty costs include those costs which are related to contractual warranties, warranty campaigns (i.e., recalls), and warranty cover in excess of contractual warranties or campaigns. Warranty cover in excess of contractual warranties or campaigns occurs when Polestar Group provides a customer warranty type assistance, above and beyond the stated nature of the contract. This type of warranty cover is normal practice in maintaining a strong business relationship with the customer; the Group accordingly includes the estimate of this provision in total estimated warranty costs. In the future, the Group, may at various times initiate a recall if any products or vehicle components, including any systems or parts sourced from our suppliers, prove to be defective or noncompliant with applicable laws and regulations.
All warranty provisions are recognized at the time of the sale of vehicles. The initial calculations of the warranty provision are based on historical warranty statistics, considering factors like known quality improvements and costs for remedying defaults. The warranty provision is subsequently adjusted if recalls for specific quality problems are made. On a semi-annual basis, the provisions are adjusted to reflect the latest available data such as actual spend and exchange rates. The provisions are reduced by warranty reimbursements from suppliers. Such refunds from suppliers decrease Polestar Group’s warranty costs and are recognized to the extent these are considered to be virtually certain, based on historical experience or agreements entered into with suppliers.
Other provisions
Other provisions primarily comprise expected costs for provisions for the Group’s long-term incentive plan, short-term incentive plan, and other taxes and related charges. Other provisions can also include provisions for claims and litigation and anticipated losses, giving consideration to historical trends, various other risks, and specific agreements related to recoveries provided by suppliers which cannot be allocated to any other class of provision.
Contingent liabilities
When a possible obligation does not meet the criteria for recognition as a liability, it may be disclosed as a contingent liability. These possible obligations derived from past events and their existence will be confirmed only when one, or several, uncertain future events, which are not entirely within the Group’s control, take place or fail to take place. A contingent liability could also exist for a present obligation, due to a past event, where an outflow of resources is less than likely or when the amount of the obligation cannot be reliably measured.
Assets held for sale
Assets held for sale
Non-current assets, groups of assets, and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition and the sale is highly probable. For a sale to be highly probable related to an asset held for sale or disposal group, management must be committed to a plan to achieve the sale, there must be an active program to find a buyer, the non-current asset or disposal group must be actively marketed for sale at a price that is reasonable in relation to its current fair value, and the sale must be anticipated to be completed within one year from the date of classification.
In its Consolidated Statement of Financial Position, Polestar records non-current assets and disposal groups held for sale, that are not investment properties, at the lower of carrying amount and fair value less costs to sell. Any gain or loss arising from the change in measurement basis as a result of reclassification is recognized in the profit or loss at the time of reclassification.
Where a component of an entity has been disposed of, or is classified as held for sale, and it represents a separate major line of business or geographical area of operations or is a subsidiary acquired exclusively with a view to resale, the related results of operations and gain or loss on reclassification or disposition are presented in discontinued operations. As of December 31, 2022 Polestar’s held for sale asset does not represent a separate major line of business or geographical area, nor is it a subsidiary acquired exclusively with a view to resale; therefore, the non-current asset is not presented as a discontinued operation.
Borrowing costs	Borrowing costs Borrowing costs are expensed as incurred unless they are directly attributable to the acquisition, construction or production of a qualifying asset and are therefore part of the cost of that asset.